                    SUPPLEMENT DATED FEBRUARY 2, 2005 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 23, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 2004,
                            VAN KAMPEN EXCHANGE FUND

The Statement of Additional Information is supplemented as follows:

     J. Miles Branagan retired as a trustee of the Fund effective December 31, 2004. Stephen L. Boyd, John R. Reynoldson and A. Thomas Smith III are no longer officers of the Fund. John L. Sullivan was appointed Chief Compliance Officer of the Fund effective July 15, 2004.

     On page B-8, after the entry for Stefanie V. Chang, the following is added:

Amy R. Doberman (42)         Vice President   Officer since  Managing Director and General
1221 Avenue of the Americas                   2004           Counsel, U.S. Investment Management;
New York, NY 10020                                           Managing Director of Morgan Stanley
                                                             Investment Management, Inc., Morgan
                                                             Stanley Investment Advisers Inc. and
                                                             the Adviser. Vice President of the
                                                             Morgan Stanley Institutional and
                                                             Retail Funds since July 2004 and Vice
                                                             President of funds in the Fund
                                                             Complex as of August 2004.
                                                             Previously, Managing Director and
                                                             General Counsel of Americas, UBS
                                                             Global Asset Management from July
                                                             2000 to July 2004 and General Counsel
                                                             of Aeitus Investment Management, Inc.
                                                             from January 1997 to July 2000.
James W. Garrett (36)        Chief Financial  Officer since  Executive Director of Morgan Stanley
1221 Avenue of the Americas  Officer and      2005           Investment Management. Chief
New York, NY 10020           Treasurer                       Financial Officer and Treasurer of
                                                             Morgan Stanley Institutional Funds
                                                             since 2002 and of funds in the Fund
                                                             Complex since January 2005.

     In the section entitled "BOARD COMMITTEES" on page B-10, the first sentence in the second paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy.

     On page B-11, the first sentence in the second full paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson.

                     RETAIN SUPPLEMENT FOR FUTURE REFERENCE

                                                               SAI SPT EXCH 2/05